SCHEDULE OF SHARES AND OPTIONS ISSUED FOR DEBT TO RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of Capitalization, Long-term Debt [Line Items]
Stock value	$ 510,677
Options value	447,813
Gain	3,705,216
Total	4,663,706
Notes Payable [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Stock value	387,674
Options value	339,952
Gain	2,812,779
Total	3,540,405
Accrued Interest [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Stock value	47,561
Options value	41,706
Gain	345,078
Total	434,345
Accrued Wages [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Stock value	74,460
Options value	65,295
Gain	540,245
Total	680,000
Accounts Payable [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Stock value	982
Options value	860
Gain	7,114
Total	$ 8,956